Investment Strategy - Polen Euro High Yield Bond ETF	Apr. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objective by seeking to outperform, after taking into account fees and expenses, the broader euro high yield market over a rolling three-year basis.

The Fund seeks to achieve its objective mainly by investing in fixed- and floating-rate high yield fixed income securities (commonly referred to as “junk bonds”). Under normal circumstances, the Fund invests at least 80% of its net assets in below-investment grade bonds denominated in euros. The Fund will not invest more than 10% of its assets in bonds issued by European governments or more than 10% of its assets in unrated bonds.

The Adviser believes that the flexibility to invest, sell, and reinvest throughout the capital structure of an issuer (and in particular, in both more senior bank loans and more junior high yield bonds) enables the Adviser to tailor its investment approach to the specific credit-related circumstances of that issuer as they may change from time to time and thereby select the most attractive opportunities for the Fund.

The Adviser invests the Fund’s assets primarily in credit instruments rated below investment grade by one or more relevant independent rating agencies. Additionally, certain other high yield securities may be unrated by rating agencies but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund.

High yield fixed income securities include high yield corporate bonds, senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)). In addition, the Fund may also purchase equity securities or otherwise hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer, and the Fund may hold those assets until such time as the Adviser believes that a disposition is most advantageous. From time to time, the Fund may make investments in distressed or defaulted securities or in issuers that are in bankruptcy. Although the Fund does not have any maturity or duration requirements, the Fund typically holds securities that, on average, have a shorter maturity and duration than the maturity and duration of broad-based high yield market indices. The Fund does not acquire securities or other permitted investments that it classifies as “illiquid” (i.e., the Fund does not reasonably expect to be able to sell or dispose of such security or investment within seven calendar days without significantly changing its market value); however, the Fund is not restricted from continuing to hold an investment that the Adviser reclassifies as illiquid, subject to ongoing compliance with applicable law.

In making these investments, the Adviser seeks to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with an emphasis on downside protection. The Adviser believes that its portfolios can appropriately balance these risks with the potential reward by purchasing securities of companies at deep discounts to intrinsic enterprise value, thereby providing significant cushion from a loan-to-value perspective; by properly understanding, as part of the Adviser’s due diligence process, the relevant legal aspects of a bond indenture or loan agreement with a focus on downside or bankruptcy scenarios; and by managing liquidity in the portfolio by limiting the number and size of positions considered by the Adviser to be less liquid in nature. This process applies value investing principles through rigorous research coupled with financial, structural and legal analysis, including a review of bankruptcy law considerations where applicable. The foundation of this investment process is to derive an accurate, real-time valuation of a target company and to only invest in securities of that company’s capital structure that offer a significant margin of safety coupled with strong total return potential. “Significant margin of safety”, with respect to a security, means a low loan-to-value ratio where there is accordingly low risk that such security will default and experience principal losses as a result. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

The Adviser manages a relatively concentrated portfolio typically comprising between 70-90 issues.